Supplement to the

Fidelity Advisor Focus Funds®

Fidelity® Advisor Biotechnology Fund,
Fidelity Advisor Communications Equipment Fund,
Fidelity Advisor Consumer Discretionary Fund,
Fidelity Advisor Electronics Fund,
Fidelity Advisor Energy Fund,
Fidelity Advisor Financial Services Fund,
Fidelity Advisor Health Care Fund,
Fidelity Advisor Industrials Fund,
Fidelity Advisor Technology Fund,
Fidelity Advisor Utilities Fund

Funds of Fidelity Advisor Series VII
Class A, Class T, Class B, Class C, and Institutional Class

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2008

The following information supplements similar information found in the "Management Contracts" section beginning on page 36.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

Edward Yoon has been appointed as the co-manager of Advisor Health Care.

Benjamin Hesse has been appointed as the co-manager of Advisor Financial Serivces.

The following information replaces the similar information found in the "Management Contracts" section beginning on page 40.

Sector Fund Manager(s)	Fund(s)
Matthew Sabel and Edward Yoon	Advisor Health Care
Richard Manuel and Benjamin Hesse	Advisor Financial Services

The following information supplements similar information found in the "Management Contracts" section beginning on page 41.

The following table provides information relating to other accounts managed by Mr. Yoon as of October 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	4	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,307	$ 1,219	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Advisor Health Care ($197 (in millions) assets managed).

AFOC/AFOCIB-08-03 December 8, 2008
1.480127.129

The following table provides information relating to other accounts managed by Mr. Hesse as of October 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	4	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 404	$ 617	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Advisor Financial Services ($79 (in millions) assets managed).

The following information supplements the similar information found in the "Management Contracts" section on page 44.

Sector Fund Manager	Fund(s)	Dollar Range of Shares as of October 31, 2008
Edward Yoon	Advisor Health Care	none
Benjamin Hesse	Advisor Financial Services	none